Operating segments - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Disclosure of operating segments [line items]
Non-current assets	$ 27,304	$ 35,335
Canada
Disclosure of operating segments [line items]
Non-current assets	26,211	34,006
Ireland
Disclosure of operating segments [line items]
Non-current assets	$ 1,093	$ 1,329